Provisions for Legal Proceedings	9 Months Ended
Sep. 30, 2025
Provisions for Legal Proceedings [Abstract]
Provisions for legal proceedings

19 Provisions for legal proceedings

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for those deemed probable of loss based on estimated costs determined by management as follow:

Breakdown:
	September 30, 2025	December 31, 2024
Current liabilities	100,940	280,804
Non-current liabilities	224,723	216,659
	325,663	497,463

	September 30, 2025	December 31, 2024

Labor	102,275	87,127
Civil	164,408	340,644
Tax and Social Security	58,980	69,692
Total	325,663	497,463
	September 30, 2025				December 31, 2024
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total

Brasil	102,215	63,455	58,970	224,640	87,075	59,796	68,516	215,387
USA	—	100,940	—	100,940	—	280,804	—	280,804
Others jurisdictions	60	13	10	83	52	44	1,176	1,272
Total	102,275	164,408	58,980	325,663	87,127	340,644	69,692	497,463

19.1 - Labor - Changes in provisions:

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September 30, 2025

Brazil	87,075	46,995	(53,537)	7,339	14,343	102,215
Other jurisdictions	52	4	—	—	4	60
Total	87,127	46,999	(53,537)	7,339	14,347	102,275

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September at 30, 2024

Brazil	107,940	49,708	(52,202)	5,352	(12,043)	98,755
Other jurisdictions	64	4,220	(4,381)	495	(338)	60
Total	108,004	53,928	(56,583)	5,847	(12,381)	98,815

19.2 - Civil - Changes in provisions:

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September 30, 2025

Brazil	59,796	11,238	(21,127)	4,184	9,364	63,455
USA	280,804	159,198	(339,062)	—	—	100,940
Other jurisdictions	44	(2)	(29)	(6)	6	13
Total	340,644	170,434	(360,218)	4,178	9,370	164,408

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September at 30, 2024

Brazil	73,502	15,133	(15,923)	5,715	(8,483)	69,944
USA	197,440	81,226	(68,640)	—	30	210,056
Other jurisdictions	47	(4,320)	108	(257)	4,465	43
Total	270,989	92,039	(84,455)	5,458	(3,988)	280,043

Civil legal proceedings (probable loss):

United States

The civil legal proceedings involve class-action lawsuits alleging violations of federal and state antitrust laws, as well as laws governing unfair competition, unjust enrichment, unusual business practices, and consumer protection related to beef, pork and chicken sales, as well as Canada and US State Matters.

The Group, together with its legal department and external counsel, continues to monitor the progress of the antitrust cases and believes that the accounting provisions recorded as of the date of these interim financial statements are sufficient to cover the associated risk.

19.3 - Tax and Social Security - Changes in provision:

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September 30, 2025

Brazil	68,516	(13,241)	(3,435)	(2,565)	9,695	58,970
Other jurisdictions	1,176	(38)	(508)	(752)	132	10
Total	69,692	(13,279)	(3,943)	(3,317)	9,827	58,980

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September at 30, 2024

Brazil	133,006	(23,804)	(1,875)	8,251	(14,427)	101,151
Other jurisdictions	1,394	627	81	(318)	(480)	1,304
Total	134,400	(23,177)	(1,794)	7,933	(14,907)	102,455

Legal proceedings (possible loss):

In the nine-month period ended September 30, 2025, the Company did not identify significant changes in the estimates of range of loss related to legal provisions which the probability of loss is considered possible.

●	Brazil

a. Profits abroad

Between the calendar years 2006 and 2018, the indirect subsidiary JBS S.A. was subject to assessments arising from tax charges on profits earned abroad that were supposed to be included in the IRPJ and CSLL calculation basis, also including invoices disallowances paid by investees abroad, on the grounds that they could not have been used to offset IRPJ and CSLL due in Brazil. These charges also involve the imposition of officio fines, isolated fines and interest. JBS S.A. clarifies that a large part of the collection of IRPJ and CSLL on profits from abroad refers to profits from investees located in jurisdictions with which Brazil has agreements to avoid double taxation. In addition, a relevant part of the charge covers the discussion regarding the formal requirements demanded by the inspection authorities for the purposes of consolidating the results abroad of its direct or indirect investees, and it is certain that JBS S.A. disagrees with the criteria applied by the inspection authorities and has submitted a defense. For almost all of the debts, JBS S.A. is defending itself at the administrative level and is awaiting judgment. JBS S.A. assessed the relevant tax rulings, verifying any divergences in relation to the tax positions adopted by JBS S.A.. Based on this analysis, and taking into account legal opinions and applicable jurisprudence, JBS S.A. has a provision in the total amount of US$750 million, referring to the divergence of positions on the taxation of profits of affiliates abroad in countries with international agreements recorded and reducing the heading of recoverable taxes, reflecting the probability of future realization of these amounts.